SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
13.	SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 15,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 43,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:
a.)    Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)    Vest over a period of ten years in equal yearly installments;
As of December 31, 2019, the Group had granted 24,577,669 options and 24,409,581 nonvested restricted stocks.
Share options
No share options were granted during the years 2017, 2018 and 2019.
The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’million
Share options outstanding at January 1, 2019	1,135,990	1.89
Exercised	(1,088,358)	1.76

Share options outstanding at December 31, 2019	47,632	4.95	1.06	2

Share options vested or expected to vest at December 31, 2019	47,103	4.95	1.05	2

Share options exercisable at December 31, 2019	45,710	4.97	1.01	2

As of December 31, 2019, total unrecognized compensation expense related to unvested share-based compensation arrangements was immaterial, which is expected to be recognized over a weighted-average period of 0.22 years.
During the years ended December 31, 2017, 2018 and 2019, 609,224, 876,715 and 1,088,358 options were exercised with an aggregate intrinsic value of RMB77, RMB194 and RMB255 respectively.
Nonvested restricted stocks
The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.
In 201
7
, 2018 and 2019, the Group granted
nil
,

661,973 and 221,712 nonvested restricted stocks, respectively to senior officers and managers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.
The following table summarized the Group’s nonvested restricted stock activity in 2019.

	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2019	12,096,616	8.89
Granted	678,043	31.14
Forfeited	(727,479)	15.57
Vested	(1,738,239)	8.76
Adjusted for performance conditions	(63,551)	15.45

Nonvested restricted stocks outstanding at December 31, 2019	10,245,390	9.87

As of December 31, 2019, there was RMB614 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.78 years.
The total fair value of nonvested restricted stocks vested in 2017, 2018 and 2019 was RMB274, RMB183 and RMB443, respectively.